Note 01 - Basis of Financial Statements Preparation	12 Months Ended
Sep. 30, 2011
Organization Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS AND ORGANIZATION

(1)          DESCRIPTION OF BUSINESS AND ORGANIZATION

Nature of operations

Lizhan Environmental Corporation (“Lizhan Environmental”) is a holding company and, through its subsidiaries, primarily engages in the manufacture, distribution and marketing of synthetic leather and other fabrics which are used in the production of residential and office furniture, garments and automotive upholstery products.  Lizhan Environmental together with its subsidiaries are collectively referred to as the “Company”.

Reorganization

Lizhan Environmental was incorporated under the name “Illigate Environment Resources Technology Company Limited” on August 31, 2009 as a limited liability company in the Cayman Islands.  During the period from incorporation through the Reorganization (as defined below), the controlling interest in Lizhan Environmental was owned by Mr. Jianfeng Liu (“Mr. Liu”), the Chief Executive Officer (“CEO”) and Chairman of the Company.

On January 12, 2010, the Company changed its name from Illigate Environment Resources Technology Company Limited to Lizhan Environmental Corporation.

Details of Lizhan Environmental’s subsidiaries which are included in these consolidated financial statements are as follows:

Subsidiaries’ names	Place and date of incorporation	Percentage of ownership by the Company	Principal activities

Li Zhan Resources Recycling Technology Development Company Limited (“Resources”)	Hong Kong September 3, 2009	100%	Intermediate holding company

Lizhan Textile (Zhejiang) Co., Ltd. (“Lizhan Textile”)	People’s Republic of China (“PRC”) December 6, 2005	100% (through Resources)	Manufacture, distribution and marketing of synthetic leather and other fabrics

Zhejiang Hongzhan New Material Limited (“Hongzhan”)	PRC December 8, 2009	87% (through Resources)	Manufacture and selling of a new reconstituted evergreen product

Resources was incorporated as a limited liability company in Hong Kong and had been wholly owned by Mr. Liu until being acquired by Lizhan Environmental pursuant to a reorganization (the “Reorganization”).

Lizhan Textile was established as a wholly foreign-owned enterprise in the PRC on December 6, 2005 and has a registered and paid-up capital of US$7,580,000 as of September 30, 2011.

Prior to the Reorganization, Lizhan Textile had been wholly owned by Illigate Development Limited (“Illigate”), a company incorporated in the British Virgin Island which in turn is wholly owned by Mr. Liu.

Pursuant to a stock transfer agreement dated September 15, 2009, Resources acquired the entire ownership interests in Lizhan Textile from Illigate. The change in ownership of Lizhan Textile was approved by the PRC local government on October 12, 2009.

As part of the Reorganization, on November 9, 2009, Lizhan Environmental acquired 100% equity interest in Resources from Mr. Liu.

On November 19, 2010, the Company issued 2,500,000 ordinary shares at par value of $0.32 per share in the initial public offering. The public offering price of the ordinary shares is $4.00 per share.  The Company received net proceeds of approximately $7.6 million from the offering after deducting underwriting discounts and other costs totaling $2.5 million.

Reverse Stock Split

The Company initiated a 1-for-1.6 reverse stock split effective September 14, 2010. All shares and per share amounts in these consolidated financial statements and note thereto have been retroactively adjusted to give effect to the reverse stock split.

Changes in Ownership Interest in the Subsidiary

In December 8, 2009, the Company, through its 100% owned subsidiary, Resources, established a new wholly-owned subsidiary, Hongzhan, with a registered capital of $5,000,000 in the PRC. Hongzhan will engage in the manufacture and selling of new reconstituted evergreen products, which are manufactured from collagen fibers extracted from leather waste and constructed into a fibrous web by an air laid system.

On February 8, 2010, Resources entered into a share transfer agreement with Eminent Benefit Holdings Limited (“Eminent”, which is wholly-owned by Mr. Liwen Zhang, a key employee of the Company since February 2010) (with no ownership interest in the Company) to transfer 13% ownership interest in Hongzhan to Eminent for $650,000. Pursuant to a supplemental agreement, dated February 10, 2010, the parties agreed that Mr. Liwen Zhang shall transfer one patent and two pending patents applications, which are related to the production of evergreen leather products in satisfaction of the $650,000 payable by Eminent to Resources for the transfer of 13% ownership interest in Hongzhan. As a result, the Company essentially disposed of 13% ownership interest in Hongzhan in exchange for the one patent and two patents pending transferred from Mr. Liwen Zhang. Immediately before this share transfer agreement, Hongzhan had not commenced any business activities and had no assets except for the cash it received from the issuance of its capital.

The Company has considered the guidance provided in The American Institute of Certified Public Accountants Practice Aids, “Valuation of Privately-Held Company Equity Securities Issued as Compensation” for the determination of fair value at the enterprise level. Hongzhan, being a newly established company and an early stage enterprise, has not generated any revenue and has no expense history, both market and income approaches have been considered impracticable or inappropriate and hence, an asset-based approach has been applied. As of the date of transfer of the 13% interest, Hongzhan’s only asset comprised cash of $5,000,000, which amount equaled to its registered capital contributed by shareholder. As a result, 13% interest of Hongzhan has been valued at 13% of $5,000,000, being $650,000. On the other hand, the Company has also considered the estimation of the fair value of the three patents acquired in exchange for the 13% interest in Hongzhan. Due to the lack of market information for identical or similar patents in the PRC, the Company has considered that the income approach would be the only possible method to estimate the fair value of the three patents. In applying the income approach, the Company would be required to estimate the cash flows or earnings that it expects to derive separately from the three patents, discounted to a present value based on its own assumptions about risk, rate of return, etc.

Based on the above, the Company has determined that the fair value of $650,000 of 13% interest in Hongzhan is more clearly evident than the fair value of the three patents which may only be determined based on unobservable inputs and highly subjective and has been applied as the basis for accounting for this transaction.

As a result, the Company, through Resources owns 87% of the interests in Hongzhan and Eminent controls the remaining 13%. The transfer of 13% ownership interest in Hongzhan from Resources to Eminent was approved by the PRC local government on March 10, 2010.